UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-03363

Exact name of registrant as specified in charter:	Delaware Group® Limited-Term
Government Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2017

Item 1. Schedule of Investments.

Schedule of investments
Delaware Limited-Term Diversified Income Fund	March 31, 2017 (Unaudited)

	Principal amount°	Value (U.S. $)
Agency Asset-Backed Securities – 0.02%
Fannie Mae Grantor Trust
Series 2003-T4 2A5 4.816% 9/26/33 ϕ	168,097	$185,012
Fannie Mae REMIC Trust
Series 2001-W2 AS5 6.473% 10/25/31 ϕ	142	143
Freddie Mac Structured Pass Through Securities
Series T-30 A5 6.606% 12/25/30 ⧫ϕ	4,413	5,106
Total Agency Asset-Backed Securities (cost $171,507)		190,261

Agency Collateralized Mortgage Obligations – 8.86%
Fannie Mae Grantor Trust
Series 2001-T5 A2 6.985% 6/19/41 ●	28,854	32,149
Series 2002-T1 A2 7.00% 11/25/31	62,853	74,194
Fannie Mae Interest Strip
Series 413 167 4.50% 7/25/42 Σ●	1,370,701	337,354
Fannie Mae REMIC Trust
Series 2002-W1 2A 6.134% 2/25/42 ●	75,749	85,818
Fannie Mae REMICs
Series 2002-90 A1 6.50% 6/25/42	838	974
Series 2003-52 NA 4.00% 6/25/23	87,170	90,606
Series 2003-78 B 5.00% 8/25/23	35,832	38,204
Series 2003-120 BL 3.50% 12/25/18	114,071	115,509
Series 2004-36 FA 1.382% 5/25/34 ●	284,518	284,333
Series 2004-49 EB 5.00% 7/25/24	27,074	29,132
Series 2005-66 FD 1.282% 7/25/35 ●	1,283,471	1,277,304
Series 2005-110 MB 5.50% 9/25/35	8,171	8,596
Series 2006-105 FB 1.402% 11/25/36 ●	78,133	78,300
Series 2010-41 PN 4.50% 4/25/40	86,000	92,795
Series 2011-88 AB 2.50% 9/25/26	61,651	61,939
Series 2011-105 FP 1.382% 6/25/41 ●	2,105,273	2,096,337
Series 2011-113 MC 4.00% 12/25/40	149,087	153,429
Series 2012-51 SA 5.518% 5/25/42 Σ●	64,849	14,929
Series 2012-93 LY 2.50% 9/25/42	433,000	382,559
Series 2012-98 MI 3.00% 8/25/31 Σ	26,994,361	3,048,565
Series 2012-99 AI 3.50% 5/25/39 Σ	1,853,201	197,667
Series 2012-118 AI 3.50% 11/25/37 Σ	383,245	46,827
Series 2012-120 WI 3.00% 11/25/27 Σ	145,737	14,751
Series 2012-122 SD 5.118% 11/25/42 Σ●	3,226,984	662,742
Series 2012-125 MI 3.50% 11/25/42 Σ	1,535,651	307,503
Series 2012-128 NP 2.50% 11/25/42	474,982	450,568
Series 2012-139 NS 5.718% 12/25/42 Σ●	62,625	14,723
Series 2013-7 EI 3.00% 10/25/40 Σ	1,667,464	224,515
Series 2013-20 IH 3.00% 3/25/33 Σ	409,182	57,379
Series 2013-26 ID 3.00% 4/25/33 Σ	712,336	99,927

NQ-022 [3/17] 5/17 (154154)      1

Schedule of investments
Delaware Limited-Term Diversified Income Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Agency Collateralized Mortgage Obligations (continued)
Fannie Mae REMICs
Series 2013-28 YB 3.00% 4/25/43	1,550,000	$1,483,928
Series 2013-38 AI 3.00% 4/25/33 Σ	593,668	80,333
Series 2013-52 ZA 3.00% 6/25/43	209,564	203,152
Series 2013-55 AI 3.00% 6/25/33 Σ	16,715,933	2,418,665
Series 2013-59 PY 2.50% 6/25/43	547,142	499,677
Series 2013-62 PY 2.50% 6/25/43	652,000	596,431
Series 2013-69 IJ 3.00% 7/25/33 Σ	62,762	9,126
Series 2013-71 ZA 3.50% 7/25/43	281,589	282,243
Series 2013-94 GQ 3.00% 9/25/43	1,619,672	1,619,393
Series 2013-129 KI 3.00% 8/25/28 Σ	2,035,994	197,524
Series 2014-5 JL 4.00% 2/25/44	78,000	84,269
Series 2014-21 ID 3.50% 6/25/33 Σ	411,503	54,173
Series 2014-25 DI 3.50% 8/25/32 Σ	330,823	37,720
Series 2014-64 IT 3.50% 6/25/41 Σ	52,117	5,143
Series 2014-67 GZ 2.00% 12/25/42	606,960	539,522
Series 2014-85 IB 3.00% 12/25/44 Σ	998,881	195,245
Series 2015-11 BI 3.00% 1/25/33 Σ	589,375	60,364
Series 2015-31 ZD 3.00% 5/25/45	444,826	420,513
Series 2015-34 OK 0.00% 3/25/44 Ω	1,185,000	1,038,020
Series 2015-40 GZ 3.50% 5/25/45	106,617	101,428
Series 2015-43 PZ 3.50% 6/25/45	42,647	42,946
Series 2015-44 AI 3.50% 1/25/34 Σ	841,800	123,341
Series 2015-45 AI 3.00% 1/25/33 Σ	77,695	8,213
Series 2015-82 AI 3.50% 6/25/34 Σ	4,816,286	871,787
Series 2015-85 BI 4.50% 9/25/43 Σ	704,021	136,419
Series 2015-89 EZ 3.00% 12/25/45	637,985	605,044
Series 2015-95 SH 5.018% 1/25/46 Σ●	142,772	30,577
Series 2016-2 HI 3.00% 12/25/41 Σ	1,326,307	177,348
Series 2016-17 BI 4.00% 2/25/43 Σ	1,276,360	217,427
Series 2016-33 DI 3.50% 6/25/36 Σ	259,863	40,679
Series 2016-54 PI 3.00% 2/25/44 Σ	1,400,880	173,808
Series 2016-55 SK 5.018% 8/25/46 Σ●	118,037	28,278
Series 2016-74 GS 5.018% 10/25/46 Σ●	875,540	215,654
Series 2016-74 IH 3.50% 11/25/45 Σ	125,751	23,044
Series 2016-80 JZ 3.00% 11/25/46	140,822	127,755
Series 2016-83 PI 3.50% 7/25/45 Σ	96,545	15,661
Series 2016-90 CI 3.00% 2/25/45 Σ	811,141	124,829
Series 2016-95 IO 3.00% 12/25/46 Σ	3,053,832	603,256
Series 2016-95 LZ 2.50% 12/25/46	207,058	168,271
Series 2016-99 DI 3.50% 1/25/46 Σ	98,878	16,505
Series 2016-99 TI 3.50% 3/25/36 Σ	687,345	94,631
Series 2016-105 SA 5.018% 1/25/47 Σ●	172,246	36,782

2      NQ-022 [3/17] 5/17 (154154)

(Unaudited)

	Principal amount°	Value (U.S. $)
Agency Collateralized Mortgage Obligations (continued)
Fannie Mae REMICs
Series 2017-6 NI 3.50% 3/25/46 Σ	951,867	$151,370
Series 2017-14 AI 3.00% 9/25/42 Σ	99,355	14,066
Series 2017-16 WI 3.00% 1/25/45 Σ	99,337	13,686
Series 2017-16 YT 3.00% 7/25/46	270,000	264,344
Series 2017-16 YW 3.00% 3/25/47	875,000	804,759
Series 2017-19 MD 3.00% 1/25/47	99,000	92,451
Series 2017-24 AI 3.00% 8/25/46 Σ	1,084,979	143,760
Series 2017-25 GS 5.73% 4/25/47 Σ●	287,000	50,225
Freddie Mac REMICs
Series 1730 Z 7.00% 5/15/24	26,636	29,687
Series 2621 QH 5.00% 5/15/33	1,835	1,964
Series 2708 ZD 5.50% 11/15/33	243,258	270,487
Series 2901 CA 4.50% 11/15/19	35,725	35,998
Series 3016 FL 1.302% 8/15/35 ●	32,357	32,411
Series 3027 DE 5.00% 9/15/25	28,415	30,744
Series 3067 FA 1.262% 11/15/35 ●	2,540,059	2,533,768
Series 3232 KF 1.362% 10/15/36 ●	64,306	64,399
Series 3241 FM 1.292% 11/15/36 ●	24,083	24,061
Series 3297 BF 1.152% 4/15/37 ●	853,328	847,729
Series 3316 FB 1.212% 8/15/35 ●	115,385	114,682
Series 3578 EO 0.00% 5/15/37 Ω	353,509	333,093
Series 3737 NA 3.50% 6/15/25	105,862	109,630
Series 3780 LF 1.312% 3/15/29 ●	118,190	118,257
Series 3800 AF 1.412% 2/15/41 ●	1,621,347	1,627,690
Series 3803 TF 1.312% 11/15/28 ●	128,186	128,417
Series 3852 TP 5.50% 5/15/41 ●	95,968	103,626
Series 4050 EI 4.00% 2/15/39 Σ	121,408	12,448
Series 4076 QB 1.75% 11/15/41	534,766	519,818
Series 4100 EI 3.00% 8/15/27 Σ	771,937	78,026
Series 4109 AI 3.00% 7/15/31 Σ	6,465,179	695,828
Series 4136 EZ 3.00% 11/15/42	305,574	300,310
Series 4142 HA 2.50% 12/15/32	400,598	402,540
Series 4150 PQ 2.50% 1/15/43	70,305	62,692
Series 4152 BW 2.50% 1/15/43	195,361	176,942
Series 4161 IM 3.50% 2/15/43 Σ	467,415	105,798
Series 4171 Z 3.00% 2/15/43	463,270	432,088
Series 4185 LI 3.00% 3/15/33 Σ	473,087	66,072
Series 4206 DZ 3.00% 5/15/33	335,365	326,858
Series 4210 Z 3.00% 5/15/43	477,828	439,043
Series 4223 HI 3.00% 4/15/30 Σ	3,089,352	243,579
Series 4342 CI 3.00% 11/15/33 Σ	1,218,364	157,832
Series 4366 DI 3.50% 5/15/33 Σ	1,661,516	226,284

NQ-022 [3/17] 5/17 (154154)      3

Schedule of investments
Delaware Limited-Term Diversified Income Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Agency Collateralized Mortgage Obligations (continued)
Freddie Mac REMICs
Series 4408 BC 3.00% 11/15/44	270,000	$251,266
Series 4408 ZG 2.00% 9/15/41	400,673	352,302
Series 4419 DC 3.00% 12/15/44	152,000	141,194
Series 4433 DI 3.00% 8/15/32 Σ	6,392,421	645,142
Series 4452 PZ 3.50% 3/15/45	4,515,158	4,403,915
Series 4453 DI 3.50% 11/15/33 Σ	6,455,280	823,079
Series 4457 KZ 3.00% 4/15/45	3,364,863	3,145,307
Series 4476 GI 3.00% 6/15/41 Σ	1,436,157	165,148
Series 4493 HI 3.00% 6/15/41 Σ	209,748	28,483
Series 4531 PZ 3.50% 11/15/45	1,269,814	1,226,811
Series 4554 MP 3.00% 2/15/46	2,252,500	2,195,810
Series 4567 LI 4.00% 8/15/45 Σ	549,501	104,193
Series 4574 AI 3.00% 4/15/31 Σ	2,755,706	352,851
Series 4581 LI 3.00% 5/15/36 Σ	86,514	12,099
Series 4614 HB 2.50% 9/15/46	62,000	55,427
Series 4618 SA 5.088% 9/15/46 Σ●	423,407	103,934
Series 4623 IY 4.00% 10/15/46 Σ	200,596	45,144
Series 4623 LZ 2.50% 10/15/46	51,533	43,964
Series 4623 MW 2.50% 10/15/46	60,000	54,483
Series 4623 WI 4.00% 8/15/44 Σ	1,244,877	231,516
Series 4623 YT 2.50% 3/15/46	1,442,246	1,295,555
Series 4643 QI 3.50% 9/15/45 Σ	2,091,863	344,546
Series 4648 SA 5.088% 1/15/47 Σ●	1,181,087	269,969
Series 4650 JG 3.00% 11/15/46	1,997,000	1,832,376
Series 4653 VB 3.00% 4/15/40	865,000	838,283
Series 4655 TI 3.00% 8/15/36 Σ	99,631	8,720
Series 4656 HI 3.50% 5/15/42 Σ	770,123	95,507
Series 4657 PS 5.088% 2/15/47 Σ●	4,685,039	997,964
Series 4660 GI 3.00% 8/15/43 Σ	693,522	99,016
Series 4663 AI 3.00% 3/15/42 Σ	131,000	16,949
Freddie Mac Strips
Series 284 S6 5.188% 10/15/42 Σ●	1,301,560	277,661
Series 303 151 4.328% 12/15/42 Σ●	454,911	109,978
Series 303 185 3.517% 1/15/43 Σ●	1,224,624	245,716
Series 319 S2 5.088% 11/15/43 Σ●	3,713,263	798,280
Series 326 S2 5.038% 3/15/44 Σ●	81,290	16,101
Freddie Mac Structured Pass Through Certificates
Series T-42 A5 7.50% 2/25/42 ⧫	33,283	38,799
Series T-54 2A 6.50% 2/25/43 ⧫	819	962
Series T-58 2A 6.50% 9/25/43 ⧫	571,569	661,235
GNMA
Series 2013-26 KD 2.50% 2/16/43	870,000	801,864

4     NQ-022 [3/17] 5/17 (154154)

(Unaudited)

	Principal amount°	Value (U.S. $)
Agency Collateralized Mortgage Obligations (continued)
GNMA
Series 2013-79 KE 3.00% 5/20/43	1,250,000	$1,231,678
Series 2013-113 LY 3.00% 5/20/43	17,000	16,752
Series 2014-12 ZA 3.00% 1/20/44	203,413	193,953
Series 2014-62 Z 3.00% 4/20/44	173,520	165,144
Series 2015-74 CI 3.00% 10/16/39 Σ	189,192	24,012
Series 2015-76 MZ 3.00% 5/20/45	1,084,946	1,050,134
Series 2015-82 GI 3.50% 12/20/38 Σ	1,109,279	111,463
Series 2015-106 QZ 2.50% 7/20/45	3,751,964	3,610,315
Series 2015-134 PZ 3.00% 9/20/45	2,273,937	2,161,925
Series 2015-142 AI 4.00% 2/20/44 Σ	68,429	8,655
Series 2015-155 PZ 3.00% 10/20/45	3,406,573	3,242,167
Series 2015-155 QZ 3.50% 10/20/45	1,548,816	1,533,834
Series 2015-185 PZ 3.00% 12/20/45	1,092,148	1,054,757
Series 2016-5 GL 3.00% 7/20/45	5,000	4,874
Series 2016-49 PZ 3.00% 11/16/45	226,126	208,226
Series 2016-74 PL 3.00% 5/20/46	610,000	596,578
Series 2016-80 JZ 3.00% 6/20/46	664,772	643,310
Series 2016-81 IM 4.00% 10/20/44 Σ	272,350	45,420
Series 2016-89 QS 5.072% 7/20/46 Σ●	3,868,539	946,519
Series 2016-134 MW 3.00% 10/20/46	10,000	9,955
Series 2016-135 Z 3.00% 10/20/46	49,616	44,942
Series 2016-146 KS 5.122% 10/20/46 Σ●	97,309	23,293
Series 2016-149 GI 4.00% 11/20/46 Σ	98,757	21,595
Series 2016-167 QM 3.00% 4/20/46	402,000	386,103
Series 2017-4 WI 4.00% 2/20/44 Σ	99,184	19,122
Series 2017-14 EZ 3.00% 1/20/47	264,317	230,405
Series 2017-17 BV 3.00% 4/20/40	434,000	427,952
Series 2017-17 BZ 3.00% 2/20/47	1,744,350	1,600,390
Series 2017-25 CZ 3.50% 2/20/47	48,140	48,005
Total Agency Collateralized Mortgage Obligations (cost $78,618,236)		79,169,241

Agency Commercial Mortgage-Backed Securities – 0.27%
FREMF Mortgage Trust
Series 2011-K15 B 144A 4.949% 8/25/44 #●	95,000	103,187
Series 2012-K708 B 144A 3.752% 2/25/45 #●	675,000	689,856
Series 2013-K712 B 144A 3.365% 5/25/45 #●	345,000	351,877
NCUA Guaranteed Notes Trust
Series 2011-C1 2A 1.384% 3/9/21 ●	1,258,814	1,256,444
Total Agency Commercial Mortgage-Backed Securities (cost $2,414,385)		2,401,364

NQ-022 [3/17] 5/17 (154154)      5

Schedule of investments
Delaware Limited-Term Diversified Income Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Agency Mortgage-Backed Securities – 8.00%
Fannie Mae ARM
2.731% 12/1/33 ●	81,492	$86,524
2.813% 8/1/34 ●	116,047	122,504
2.833% 9/1/38 ●	1,217,770	1,306,318
2.834% 4/1/36 ●	28,709	30,337
2.908% 8/1/36 ●	39,072	41,340
2.942% 4/1/36 ●	357,508	380,656
2.945% 3/1/38 ●	4,826	5,067
2.951% 6/1/36 ●	120,915	127,637
3.018% 7/1/36 ●	105,580	112,360
3.027% 6/1/34 ●	57,137	60,652
3.076% 8/1/35 ●	30,689	32,388
3.078% 11/1/35 ●	322,582	341,419
3.141% 7/1/36 ●	61,539	65,012
3.205% 11/1/39 ●	199,411	210,541
3.484% 1/1/41 ●	166,313	173,320
4.554% 11/1/39 ●	783,817	831,271
Fannie Mae S.F. 30 yr
4.50% 8/1/40	111,309	120,079
5.00% 11/1/33	92,282	101,194
5.00% 12/1/33	10,834	11,878
5.00% 3/1/34	33,991	37,157
5.00% 4/1/35	23,677	25,897
5.00% 5/1/35	7,163	7,837
5.00% 6/1/35	107,133	116,936
5.00% 8/1/35	57,574	62,996
5.00% 9/1/35	16,853	18,459
5.00% 10/1/35	16,870	18,454
5.00% 12/1/35	14,504	16,112
5.00% 2/1/36	52,730	57,689
5.00% 3/1/36	30,752	33,644
5.00% 6/1/36	35,517	38,857
5.00% 10/1/36	17,605	19,259
5.00% 11/1/36	25,333	27,718
5.00% 12/1/36	19,191	20,985
5.00% 2/1/38	74,490	81,502
5.00% 3/1/39	64,795	71,605
5.00% 6/1/39	4,289	4,694
5.00% 1/1/40	75,357	83,767
5.50% 11/1/32	16,452	18,427
5.50% 4/1/33	14,209	15,912
5.50% 6/1/33	91,376	102,312
5.50% 7/1/33	4,179	4,680

6      NQ-022 [3/17] 5/17 (154154)

(Unaudited)

	Principal amount°	Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
5.50% 1/1/34	10,747	$12,156
5.50% 4/1/34	143,820	161,364
5.50% 7/1/34	32,163	36,020
5.50% 9/1/34	360,071	403,070
5.50% 11/1/34	37,136	41,571
5.50% 2/1/35	18,983	21,254
5.50% 5/1/35	5,925	6,634
5.50% 11/1/35	25,936	28,981
5.50% 4/1/36	29,536	32,994
5.50% 8/1/37	551,058	617,025
5.50% 1/1/38	1,273,944	1,424,496
5.50% 12/1/38	6,703	7,506
5.50% 5/1/44	9,204,381	10,300,047
6.00% 11/1/23	9,024	10,187
6.00% 3/1/34	49,755	56,957
6.00% 8/1/34	20,556	23,457
6.00% 9/1/34	201	228
6.00% 11/1/34	3,200	3,628
6.00% 4/1/35	175,799	199,816
6.00% 7/1/35	49,567	56,375
6.00% 12/1/35	33,345	37,891
6.00% 4/1/36	9,328	10,538
6.00% 6/1/36	173,375	199,295
6.00% 9/1/36	194,621	223,768
6.00% 12/1/36	4,658	5,260
6.00% 3/1/37	4,393	4,961
6.00% 5/1/37	61,205	69,557
6.00% 7/1/37	2,289,638	2,617,441
6.00% 8/1/37	180,205	205,233
6.00% 9/1/37	1,404,140	1,585,641
6.00% 3/1/38	1,635,255	1,864,238
6.00% 5/1/38	456,890	517,367
6.00% 7/1/38	3,946	4,459
6.00% 9/1/38	7,150	8,072
6.00% 10/1/38	3,922	4,428
6.00% 9/1/39	192,654	220,143
6.00% 10/1/39	2,740,075	3,137,807
6.00% 3/1/40	22,643	25,562
6.00% 5/1/41	203,903	231,283
6.00% 7/1/41	3,804,311	4,295,253
6.50% 1/1/29	7,198	8,219
6.50% 5/1/40	193,033	217,346

NQ-022 [3/17] 5/17 (154154)      7

Schedule of investments
Delaware Limited-Term Diversified Income Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
7.50% 6/1/31	625	$758
Fannie Mae S.F. 30 yr TBA
4.50% 4/1/47	27,256,000	29,180,955
Freddie Mac ARM
2.553% 10/1/46 ●	404,010	405,773
2.681% 10/1/36 ●	6,354	6,719
2.919% 6/1/37 ●	366,682	383,327
2.933% 11/1/44 ●	154,124	158,564
3.135% 7/1/38 ●	860,952	913,438
3.146% 2/1/37 ●	4,763	5,072
3.275% 10/1/37 ●	182,883	192,052
5.00% 8/1/38 ●	16,065	16,806
Freddie Mac S.F. 30 yr
4.50% 8/1/44	228,067	245,425
5.50% 1/1/38	9,265	10,413
6.00% 5/1/35	9,041	10,297
6.00% 2/1/36	208,618	236,904
6.00% 3/1/36	248,851	283,622
6.00% 8/1/38	1,950,793	2,235,751
6.00% 10/1/38	3,335	3,814
6.00% 5/1/39	51,008	58,246
6.00% 11/1/39	32,592	36,947
6.00% 5/1/40	248,837	280,915
6.50% 12/1/31	19,739	22,296
7.50% 7/1/32	3,921	4,643
GNMA II S.F. 30 yr
5.50% 5/20/37	180,964	201,291
5.50% 4/20/40	163,684	178,949
6.00% 2/20/39	222,002	251,680
6.00% 10/20/39	408,526	456,298
6.00% 2/20/40	847,972	949,853
6.00% 4/20/46	249,105	278,780
6.50% 6/20/39	175,387	198,539
6.50% 10/20/39	277,279	312,981
Total Agency Mortgage-Backed Securities (cost $71,333,135)		71,504,032

8     NQ-022 [3/17] 5/17 (154154)

(Unaudited)

	Principal amount°	Value (U.S. $)
Collateralized Debt Obligations – 2.09%
AMMC CLO
Series 2015-16A AX 144A 2.373% 4/14/27 #●	4,275,000	$4,271,794
Series 2015-16A XR 144A 4.708% 4/14/29 #●	5,700,000	5,695,725
Dryden 36 Senior Loan Fund
Series 2014-36A X 144A 2.187% 1/15/28 #●	3,200,000	3,200,163
Eaton Vance CLO
Series 2013-1A AX 144A 2.023% 1/15/28 #●	840,000	839,147
Harbourview CLO VII
Series 7A AXR 144A 2.052% 11/18/26 #●	2,916,667	2,919,006
Steele Creek CLO
Series 2016-1A X 144A 2.131% 6/15/28 #●	437,500	437,170
Tuolumne Grove CLO
2014-1A AXR 144A 2.106% 4/25/26 #●	1,333,333	1,332,333
Total Collateralized Debt Obligations (cost $18,702,349)		18,695,338

Convertible Bond – 0.15%
Jefferies Group 3.875% exercise price $43.83, maturity
date 11/1/29	1,355,000	1,373,631
Total Convertible Bond (cost $1,443,922)		1,373,631

Corporate Bonds – 46.33%
Automotive – 0.06%
IHO Verwaltungs 144A PIK 4.125% 9/15/21 #❆	500,000	503,750
		503,750
Banking – 16.47%
Ally Financial 4.125% 3/30/20	500,000	511,250
ANZ New Zealand International 144A 2.60% 9/23/19 #	3,900,000	3,931,836
Banco Nacional de Costa Rica 144A 5.875% 4/25/21 #	450,000	458,437
Bank of America
2.503% 10/21/22	460,000	448,605
3.124% 1/20/23 ●	2,360,000	2,371,696
3.824% 1/20/28 ●	1,140,000	1,144,636
5.75% 12/1/17	6,900,000	7,083,216
Bank of New York Mellon
2.45% 11/27/20	3,340,000	3,359,980
2.50% 4/15/21	2,280,000	2,287,038
Barclays
3.20% 8/10/21	780,000	781,122
8.25% 12/29/49 ●	1,200,000	1,264,164
BBVA Bancomer 144A 7.25% 4/22/20 #	500,000	551,100
Branch Banking & Trust 2.85% 4/1/21	1,505,000	1,528,806
Citizens Bank
2.45% 12/4/19	5,010,000	5,050,576

NQ-022 [3/17] 5/17 (154154)     9

Schedule of investments
Delaware Limited-Term Diversified Income Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Banking (continued)
Citizens Bank
2.50% 3/14/19	2,890,000	$2,910,198
Commonwealth Bank of Australia 2.40% 11/2/20	4,055,000	4,049,785
Compass Bank 2.75% 9/29/19	7,305,000	7,353,111
Cooperatieve Centrale Rabobank VA/NY 2.25% 1/14/19	5,690,000	5,728,328
Credit Suisse
2.30% 5/28/19	4,890,000	4,908,641
3.00% 10/29/21	475,000	479,586
Export Credit Bank of Turkey 144A 5.375% 2/8/21 #	300,000	302,547
Export-Import Bank of India 3.125% 7/20/21	410,000	413,619
Fifth Third Bancorp 2.875% 7/27/20	1,045,000	1,059,233
Fifth Third Bank
2.25% 6/14/21	200,000	197,829
2.30% 3/15/19	510,000	513,550
3.85% 3/15/26	515,000	520,029
Goldman Sachs Group
3.85% 1/26/27	1,830,000	1,841,776
6.00% 6/15/20	200,000	221,362
HBOS 144A 6.75% 5/21/18 #	2,555,000	2,676,250
HSBC Holdings 2.65% 1/5/22	1,200,000	1,184,383
Huntington National Bank 2.375% 3/10/20	2,495,000	2,505,195
ING Groep 3.15% 3/29/22	895,000	898,320
JPMorgan Chase & Co.
2.55% 3/1/21	3,810,000	3,813,174
3.782% 2/1/28 ●	515,000	520,403
4.25% 10/1/27	1,170,000	1,203,233
5.30% 12/29/49 ●	1,000,000	1,038,750
KeyBank
2.35% 3/8/19	955,000	962,693
2.50% 11/22/21	1,890,000	1,879,752
3.18% 5/22/22	1,335,000	1,348,362
KeyCorp 5.00% 12/29/49 ●	550,000	545,875
Morgan Stanley
3.625% 1/20/27	885,000	879,949
3.95% 4/23/27	2,630,000	2,609,457
5.95% 12/28/17	6,900,000	7,115,597
Nationwide Building Society 144A 4.00% 9/14/26 #	780,000	756,521
PNC Bank
2.30% 6/1/20	4,275,000	4,288,595
2.45% 11/5/20	810,000	813,808
2.625% 2/17/22	595,000	595,707
PNC Financial Services Group 5.00% 12/29/49 ●	1,160,000	1,157,100

10     NQ-022 [3/17] 5/17 (154154)

(Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Banking (continued)
Popular 7.00% 7/1/19	1,000,000	$1,048,750
Royal Bank of Canada 2.75% 2/1/22	1,685,000	1,701,380
Royal Bank of Scotland Group
3.875% 9/12/23	1,795,000	1,771,324
8.625% 12/29/49 ●	910,000	950,950
Santander UK 144A 5.00% 11/7/23 #	820,000	857,195
Santander UK Group Holdings
2.875% 10/16/20	2,530,000	2,537,696
3.125% 1/8/21	560,000	563,451
3.571% 1/10/23	775,000	775,884
Skandinaviska Enskilda Banken 144A 2.375% 3/25/19 #	4,580,000	4,612,706
State Street 2.55% 8/18/20	1,075,000	1,089,817
SunTrust Banks
2.50% 5/1/19	3,705,000	3,745,021
2.70% 1/27/22	2,785,000	2,776,559
SVB Financial Group 3.50% 1/29/25	1,235,000	1,209,000
Swedbank 144A 2.375% 2/27/19 #	2,000,000	2,014,484
Toronto-Dominion Bank 2.25% 11/5/19	3,580,000	3,604,792
Turkiye Garanti Bankasi 144A 6.25% 4/20/21 #	230,000	240,089
U.S. Bancorp 2.35% 1/29/21	1,000,000	1,003,734
U.S. Bank 1.40% 4/26/19	250,000	248,229
UBS Group Funding Jersey
144A 2.65% 2/1/22 #	640,000	628,015
144A 3.00% 4/15/21 #	2,700,000	2,706,974
USB Capital IX 3.50% 10/29/49 ●	6,960,000	5,924,700
Wells Fargo
3.069% 1/24/23	1,565,000	1,572,748
5.625% 12/11/17	5,000,000	5,137,380
Wells Fargo Bank 2.15% 12/6/19	2,345,000	2,354,401
		147,140,459
Basic Industry – 2.13%
Beacon Roofing Supply 6.375% 10/1/23	500,000	535,000
CF Industries 144A 3.40% 12/1/21 #	1,225,000	1,226,580
Dow Chemical 8.55% 5/15/19	1,760,000	1,995,970
Equate Petrochemical 144A 3.00% 3/3/22 #	265,000	259,461
Evraz Group 144A 5.375% 3/20/23 #	215,000	216,075
FMG Resources August 2006 144A 6.875% 4/1/22 #	1,000,000	1,036,375
Freeport-McMoRan 144A 6.50% 11/15/20 #	1,000,000	1,027,500
Georgia-Pacific
144A 2.539% 11/15/19 #	1,000,000	1,008,514
144A 5.40% 11/1/20 #	5,750,000	6,322,361
INVISTA Finance 144A 4.25% 10/15/19 #	1,330,000	1,373,225

NQ-022 [3/17] 5/17 (154154)     11

Schedule of investments
Delaware Limited-Term Diversified Income Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Basic Industry (continued)
MMC Finance 4.375% 4/30/18	500,000	$512,353
NCI Building Systems 144A 8.25% 1/15/23 #	335,000	365,150
Suzano Trading 144A 5.875% 1/23/21 #	200,000	214,060
Vale Overseas 5.875% 6/10/21	510,000	547,801
Vedanta Resources 144A 6.375% 7/30/22 #	400,000	403,800
WestRock
3.50% 3/1/20	1,010,000	1,037,192
4.45% 3/1/19	945,000	986,726
		19,068,143
Brokerage – 0.27%
Jefferies Group 5.125% 1/20/23	2,285,000	2,458,235
		2,458,235
Capital Goods – 1.55%
Ardagh Packaging Finance 144A 7.25% 5/15/24 #	1,000,000	1,073,750
Cemex Finance 144A 9.375% 10/12/22 #	900,000	974,700
Cia Brasileira de Aluminio 144A 6.75% 4/5/21 #	250,000	271,250
Fortune Brands Home & Security 3.00% 6/15/20	630,000	638,046
General Electric
1.414% 5/5/26 ●	280,000	274,888
5.55% 5/4/20	2,175,000	2,406,896
6.00% 8/7/19	1,445,000	1,587,614
Rockwell Collins 3.20% 3/15/24	795,000	794,495
Roper Technologies 2.80% 12/15/21	1,100,000	1,102,306
Siemens Financieringsmaatschappij 144A
2.70% 3/16/22 #	3,920,000	3,926,354
Union Andina de Cementos 144A 5.875% 10/30/21 #	244,000	254,370
Waste Management 2.40% 5/15/23	540,000	530,985
		13,835,654
Communications – 3.26%
21st Century Fox America 4.50% 2/15/21	1,340,000	1,430,569
Altice Luxembourg 144A 7.75% 5/15/22 #	1,000,000	1,063,750
American Tower
2.25% 1/15/22	2,790,000	2,695,179
3.30% 2/15/21	470,000	476,976
4.40% 2/15/26	290,000	300,505
AT&T 2.80% 2/17/21	70,000	70,264
Cablevision 144A 6.50% 6/15/21 #	195,000	205,920
CC Holdings GS V 3.849% 4/15/23	1,165,000	1,194,638
CCO Holdings 5.75% 9/1/23	1,000,000	1,042,500
CenturyLink 5.625% 4/1/20	750,000	789,113
Charter Communications Operating 4.908% 7/23/25	1,610,000	1,702,874
Columbus Cable Barbados 144A 7.375% 3/30/21 #	1,000,000	1,075,000

12     NQ-022 [3/17] 5/17 (154154)

(Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Communications (continued)
Comcast 3.00% 2/1/24	1,380,000	$1,380,359
Crown Castle International 5.25% 1/15/23	805,000	879,437
Crown Castle Towers 144A 3.663% 5/15/25 #	635,000	635,521
CSC Holdings 6.75% 11/15/21	750,000	815,156
Deutsche Telekom International Finance
144A 1.50% 9/19/19 #	725,000	713,563
144A 1.95% 9/19/21 #	600,000	580,149
144A 3.60% 1/19/27 #	2,670,000	2,663,475
Digicel Group
144A 7.125% 4/1/22 #	200,000	156,500
144A 8.25% 9/30/20 #	300,000	259,011
Dish DBS 6.75% 6/1/21	500,000	540,937
GTH Finance 144A 6.25% 4/26/20 #	500,000	532,953
GTP Acquisition Partners I 144A 2.35% 6/15/20 #	520,000	513,984
Millicom International Cellular 144A 6.625% 10/15/21 #	300,000	315,360
SBA Tower Trust 144A 2.24% 4/16/18 #	1,995,000	1,995,764
Sprint Communications
144A 7.00% 3/1/20 #	450,000	491,625
144A 9.00% 11/15/18 #	250,000	272,813
Verizon Communications 4.50% 9/15/20	3,165,000	3,377,498
WideOpenWest Finance 10.25% 7/15/19	422,000	440,990
Wind Acquisition Finance 144A 7.375% 4/23/21 #	500,000	521,250
		29,133,633
Consumer Cyclical – 2.60%
Alibaba Group Holding 3.125% 11/28/21	200,000	202,352
Cencosud 144A 5.50% 1/20/21 #	500,000	540,168
CVS Health
2.125% 6/1/21	1,135,000	1,114,287
2.80% 7/20/20	440,000	447,660
Daimler Finance North America 144A 2.70% 8/3/20 #	4,480,000	4,519,926
Ford Motor Credit
3.096% 5/4/23	980,000	956,537
3.336% 3/18/21	1,575,000	1,594,128
General Motors Financial
3.15% 1/15/20	1,135,000	1,155,060
3.45% 1/14/22	1,100,000	1,111,085
3.45% 4/10/22	1,070,000	1,076,433
3.70% 5/9/23	330,000	332,922
Hyundai Capital America
144A 2.55% 2/6/19 #	1,000,000	1,005,552
144A 3.00% 3/18/21 #	545,000	547,299
JC Penney 5.65% 6/1/20	750,000	746,250

NQ-022 [3/17] 5/17 (154154)     13

Schedule of investments
Delaware Limited-Term Diversified Income Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
JD.com 3.125% 4/29/21	400,000	$399,132
MGM Resorts International 6.75% 10/1/20	375,000	413,438
NCL 144A 4.75% 12/15/21 #	1,000,000	1,017,500
Starbucks 2.10% 2/4/21	2,110,000	2,117,180
Walgreens Boots Alliance
2.60% 6/1/21	2,905,000	2,910,947
3.10% 6/1/23	415,000	414,946
Wyndham Worldwide 4.15% 4/1/24	575,000	580,629
		23,203,431
Consumer Non-Cyclical – 3.86%
Abbott Laboratories
2.80% 9/15/20	1,175,000	1,186,534
2.90% 11/30/21	4,365,000	4,388,292
AbbVie 2.30% 5/14/21	3,805,000	3,760,516
Anheuser-Busch InBev Finance 2.65% 2/1/21	3,360,000	3,387,962
Becton Dickinson 2.675% 12/15/19	3,720,000	3,775,030
Gilead Sciences 1.95% 3/1/22	2,300,000	2,227,959
JBS Investments 144A 7.75% 10/28/20 #	300,000	315,750
Kernel Holding 144A 8.75% 1/31/22 #	235,000	243,935
Marfrig Holdings Europe 144A 8.00% 6/8/23 #	200,000	209,460
Molson Coors Brewing 2.10% 7/15/21	1,670,000	1,633,948
Pernod Ricard 144A 4.45% 1/15/22 #	1,795,000	1,912,657
Reynolds American 4.00% 6/12/22	2,370,000	2,490,095
Roche Holdings 144A 1.75% 1/28/22 #	1,015,000	980,485
Shire Acquisitions Investments Ireland
2.40% 9/23/21	1,090,000	1,068,543
2.875% 9/23/23	1,040,000	1,010,392
Sysco 2.50% 7/15/21	1,660,000	1,655,963
Thermo Fisher Scientific 3.00% 4/15/23	2,130,000	2,116,404
Zimmer Holdings 2.70% 4/1/20	2,085,000	2,100,967
		34,464,892
Electric – 6.94%
AES Gener 144A 5.25% 8/15/21 #	420,000	444,456
Ameren 2.70% 11/15/20	3,665,000	3,700,701
Arizona Public Service 2.20% 1/15/20	4,195,000	4,205,949
Berkshire Hathaway Energy 2.00% 11/15/18	5,510,000	5,528,993
CMS Energy 6.25% 2/1/20	1,345,000	1,484,175
Dominion Resources 2.00% 8/15/21	410,000	398,158
DTE Energy
2.40% 12/1/19	1,725,000	1,736,466
3.30% 6/15/22	1,050,000	1,067,216
Duke Energy 1.80% 9/1/21	2,450,000	2,368,785

14     NQ-022 [3/17] 5/17 (154154)

(Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Electric (continued)
Dynegy 6.75% 11/1/19	1,000,000	$1,032,500
Entergy 4.00% 7/15/22	3,175,000	3,329,127
Exelon
2.85% 6/15/20	2,000,000	2,027,478
3.497% 6/1/22	905,000	914,303
Fortis 144A 2.10% 10/4/21 #	2,895,000	2,807,759
Great Plains Energy 3.15% 4/1/22	5,010,000	5,065,481
IPALCO Enterprises 3.45% 7/15/20	710,000	721,538
Majapahit Holding 144A 8.00% 8/7/19 #	500,000	562,500
National Rural Utilities Cooperative Finance 2.15% 2/1/19	6,030,000	6,066,246
NextEra Energy Capital Holdings 2.70% 9/15/19	2,980,000	3,023,064
NV Energy 6.25% 11/15/20	2,460,000	2,764,804
PPL Capital Funding 1.90% 6/1/18	3,810,000	3,808,884
Southern 2.35% 7/1/21	3,360,000	3,302,070
WEC Energy Group 2.45% 6/15/20	2,075,000	2,088,695
Xcel Energy 2.40% 3/15/21	3,590,000	3,580,644
		62,029,992
Energy – 2.98%
Antero Resources 5.375% 11/1/21	500,000	515,420
BP Capital Markets
3.216% 11/28/23	1,695,000	1,704,924
3.224% 4/14/24	1,040,000	1,041,308
Chevron 2.10% 5/16/21	2,495,000	2,477,340
CNOOC Finance 2015 Australia 2.625% 5/5/20	500,000	498,655
Dominion Gas Holdings 2.50% 12/15/19	2,020,000	2,043,705
Empresa Nacional del Petroleo 144A 4.75% 12/6/21 #	200,000	211,724
Energy Transfer Equity 7.50% 10/15/20	500,000	560,000
Genesis Energy 5.75% 2/15/21	500,000	508,750
KazMunayGas National 144A 6.375% 4/9/21 #	500,000	550,398
Kinder Morgan Energy Partners
5.80% 3/1/21	925,000	1,017,026
9.00% 2/1/19	850,000	951,162
Kunlun Energy 144A 2.875% 5/13/20 #	400,000	402,356
Laredo Petroleum 5.625% 1/15/22	500,000	501,250
Newfield Exploration 5.75% 1/30/22	500,000	533,125
Noble Holding International 5.75% 3/16/18	580,000	590,875
Pertamina Persero 144A 5.25% 5/23/21 #	325,000	349,342
Petrobras Global Finance
4.875% 3/17/20	425,000	436,943
5.375% 1/27/21	140,000	144,526
Petroleos Mexicanos 3.50% 7/18/18	250,000	254,400
Regency Energy Partners 5.00% 10/1/22	1,920,000	2,043,794

NQ-022 [3/17] 5/17 (154154)     15

Schedule of investments
Delaware Limited-Term Diversified Income Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Energy (continued)
Sabine Pass Liquefaction
144A 5.00% 3/15/27 #	490,000	$512,736
5.625% 4/15/23	1,865,000	2,025,595
5.75% 5/15/24	115,000	125,527
Shell International Finance 1.75% 9/12/21	2,725,000	2,650,212
Transocean 7.375% 4/15/18	520,000	539,500
Woodside Finance 144A 8.75% 3/1/19 #	2,235,000	2,501,104
WPX Energy 7.50% 8/1/20	500,000	532,500
YPF 144A 23.854% 7/7/20 #●	325,000	363,838
		26,588,035
Finance Companies – 1.15%
AerCap Ireland Capital
3.50% 5/26/22	790,000	796,847
3.95% 2/1/22	1,525,000	1,567,671
4.25% 7/1/20	500,000	521,403
4.625% 10/30/20	500,000	528,798
Air Lease 3.00% 9/15/23	1,030,000	1,007,841
Aviation Capital Group
144A 2.875% 9/17/18 #	1,610,000	1,626,596
144A 2.875% 1/20/22 #	605,000	601,418
Corporacion Financiera de Desarrollo 144A
3.25% 7/15/19 #	500,000	509,150
GrupoSura Finance 144A 5.70% 5/18/21 #	500,000	543,750
International Lease Finance 8.625% 1/15/22	1,080,000	1,325,419
Park Aerospace Holdings 144A 5.25% 8/15/22 #	500,000	521,875
SMBC Aviation Capital Finance 144A 2.65% 7/15/21 #	720,000	701,551
		10,252,319
Healthcare – 0.19%
HCA Holdings 6.25% 2/15/21	1,000,000	1,081,875
IASIS Healthcare 8.375% 5/15/19	165,000	158,813
Mallinckrodt International Finance 144A 4.875% 4/15/20 #	500,000	503,125
		1,743,813
Insurance – 2.23%
ACE INA Holdings 2.30% 11/3/20	3,540,000	3,554,015
American International Group 2.30% 7/16/19	3,700,000	3,715,318
Hub Holdings 144A PIK 8.125% 7/15/19 #❆	500,000	502,500
Metropolitan Life Global Funding I 144A 1.875% 6/22/18 #	2,015,000	2,018,365
Pricoa Global Funding I
144A 1.60% 5/29/18 #	1,050,000	1,049,600
144A 2.20% 5/16/19 #	3,855,000	3,872,883
Principal Life Global Funding II 144A 3.00% 4/18/26 #	815,000	794,367

16     NQ-022 [3/17] 5/17 (154154)

(Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Insurance (continued)
TIAA Asset Management Finance
144A 2.95% 11/1/19 #	975,000	$991,556
144A 4.125% 11/1/24 #	460,000	469,465
UnitedHealth Group 2.70% 7/15/20	2,900,000	2,959,128
		19,927,197
Natural Gas – 0.32%
CenterPoint Energy Resources 4.50% 1/15/21	2,700,000	2,843,705
		2,843,705
Real Estate – 0.24%
Hospitality Properties Trust 4.50% 6/15/23	665,000	688,576
Host Hotels & Resorts
3.75% 10/15/23	505,000	509,562
3.875% 4/1/24	785,000	791,966
WEA Finance 144A 3.75% 9/17/24 #	200,000	202,607
		2,192,711
Services – 0.17%
GEO Group 5.875% 1/15/22	500,000	518,750
Iron Mountain 144A 4.375% 6/1/21 #	1,000,000	1,030,000
		1,548,750
Technology – 1.07%
Broadcom
144A 3.00% 1/15/22 #	910,000	908,264
144A 3.625% 1/15/24 #	1,605,000	1,618,842
Cisco Systems 1.85% 9/20/21	1,005,000	986,125
Diamond 1 Finance 144A 4.42% 6/15/21 #	1,000,000	1,046,627
DXC Technology 144A 4.25% 4/15/24 #	1,025,000	1,043,706
Microsoft
2.40% 2/6/22	270,000	271,775
2.875% 2/6/24	300,000	302,123
National Semiconductor 6.60% 6/15/17	3,325,000	3,360,491
		9,537,953
Transportation – 0.84%
Penske Truck Leasing 144A 4.20% 4/1/27 #	2,635,000	2,687,932
Ryder System 3.45% 11/15/21	1,895,000	1,950,937
United Airlines 2015-1 Class AA Pass-Through Trust
3.45% 12/1/27 ⧫	351,297	349,541
United Parcel Service 5.125% 4/1/19	2,340,000	2,501,018
		7,489,428
Total Corporate Bonds (cost $414,362,637)		413,962,100

NQ-022 [3/17] 5/17 (154154)     17

Schedule of investments
Delaware Limited-Term Diversified Income Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Loan Agreements – 6.37%«
Air Medical Group Holdings Tranche B 1st Lien
4.25% 4/28/22	1,739,905	$1,741,355
Alpha 3 Tranche B1 1st Lien 4.147% 1/25/24	1,500,000	1,509,375
Amaya Holdings 1st Lien 4.647% 8/1/21	497,475	499,251
Applied Systems 2nd Lien 7.647% 1/23/22	200,000	201,667
BJ’s Wholesale Club 2nd Lien 8.50% 1/27/25	130,000	127,238
Blue Ribbon 1st Lien 5.00% 11/13/21	641,350	597,257
Builders FirstSource 1st Lien 4.00% 2/29/24	1,488,769	1,489,885
Change Healthcare Holdings Tranche B 1st Lien
3.75% 3/1/24	1,600,000	1,604,667
Chesapeake Energy 1st Lien 8.553% 8/23/21	250,000	266,797
First Data 1st Lien 3.984% 3/24/21	971,580	980,081
First Eagle Holdings 1st Lien 5.147% 12/1/22	1,492,462	1,502,257
Forterra Finance 1st Lien 4.50% 10/25/23	2,985,000	3,012,984
Gardner Denver 1st Lien 4.568% 7/30/20	1,093,307	1,092,453
JBS USA Tranche B 1st Lien 3.289% 10/30/22	1,500,000	1,505,469
JC Penney Tranche B 1st Lien 5.304% 6/23/23	289,255	287,854
KIK Custom Products Tranche B 1st Lien 5.653% 8/26/22	1,432,805	1,449,372
Landry’s Tranche B 1st Lien 4.039% 10/4/23	2,716,154	2,743,074
Mission Broadcasting Tranche B 1st Lien 3.943% 1/17/24	210,909	212,315
Mohegan Tribal Gaming Authority Tranche B 1st Lien
5.50% 10/13/23	586,530	590,196
MPH Acquisition Holdings 4.897% 6/7/23	228,026	231,185
Nexstar Broadcasting Tranche B 1st Lien 3.943% 1/17/24	2,175,455	2,189,958
ON Semiconductor Tranche B 1st Lien 4.232% 3/31/23	2,309,319	2,324,577
PQ 1st Lien 5.25% 11/4/22	696,003	704,206
Republic of Angola 7.57% 12/16/23	446,250	388,238
Reynolds Group Holdings Tranche B 1st Lien
3.982% 2/5/23	2,487,516	2,500,732
Rite Aid 2nd Lien 5.75% 8/21/20	500,000	502,688
Russell Investments Tranche B 1st Lien 6.75% 6/1/23	2,234,991	2,257,341
Sable International Finance Tranche B 1st Lien
5.732% 1/3/23	3,165,000	3,207,199
Scientific Games International Tranche B3 1st Lien
4.846% 10/1/21	312,491	316,755
SFR Group Tranche B10 1st Lien 4.289% 1/31/25	3,491,250	3,499,978
Sprint Communications Tranche B 1st Lien 3.50% 2/2/24	2,500,000	2,503,645
Team Health Holdings Tranche B 1st Lien 3.75% 2/6/24	1,600,000	1,595,800
Telenet Financing USD Tranche B 1st Lien
3.912% 1/31/25	2,500,000	2,514,648
Uniti Group 1st Lien 4.00% 10/24/22	2,493,750	2,492,179
Univision Communications Tranche C 1st Lien
3.75% 3/15/24	2,480,022	2,465,685

18     NQ-022 [3/17] 5/17 (154154)

(Unaudited)

	Principal amount°	Value (U.S. $)
Loan Agreements« (continued)
UPC Financing Partnership Tranche AP 1st Lien
3.662% 4/15/25	1,600,000	$1,607,000
USI 1st Lien 4.25% 12/27/19	372,138	373,146
WideOpenWest Finance Tranche B 1st Lien
4.50% 8/19/23	2,487,500	2,504,913
Windstream Services Tranche B6 1st Lien 4.95% 3/30/21	1,294,622	1,308,917
Total Loan Agreements (cost $56,367,581)		56,902,337

Municipal Bonds – 1.23%
Baltimore, Maryland
5.00% 2/1/26	2,030,000	2,495,560
Commonwealth of Massachusetts
Series C 5.00% 10/1/25	635,000	772,979
New York City, New York
Series C 5.00% 8/1/26	515,000	618,881
Series C 5.00% 8/1/27	595,000	709,585
University of California
1.483% 7/1/41 ●	6,385,000	6,384,553
Total Municipal Bonds (cost $11,119,815)		10,981,558

Non-Agency Asset-Backed Securities – 28.28%
Ally Master Owner Trust
Series 2012-5 A 1.54% 9/15/19	3,855,000	3,857,820
Series 2014-4 A2 1.43% 6/17/19	1,510,000	1,511,153
American Express Credit Account Master Trust
Series 2012-1 A 1.182% 1/15/20 ●	3,900,000	3,901,725
Series 2013-1 A 1.332% 2/16/21 ●	7,135,000	7,157,455
Series 2013-2 A 1.332% 5/17/21 ●	2,474,000	2,484,749
Series 2014-1 A 1.282% 12/15/21 ●	2,100,000	2,110,474
ARI Fleet Lease Trust
Series 2015-A A2 144A 1.11% 11/15/18 #	98,879	98,778
Avis Budget Rental Car Funding AESOP
Series 2013-2A A 144A 2.97% 2/20/20 #	6,500,000	6,601,554
BA Credit Card Trust
Series 2007-A4 A4 0.952% 11/15/19 ●	10,495,000	10,494,998
Series 2014-A2 A 1.182% 9/16/19 ●	5,500,000	5,499,999
Series 2014-A3 A 1.202% 1/15/20 ●	1,265,000	1,266,162
Series 2015-A1 A 1.242% 6/15/20 ●	748,000	749,476
Series 2017-A1 A1 1.95% 8/15/22	3,000,000	3,003,569
Barclays Dryrock Issuance Trust
Series 2014-2 A 1.252% 3/16/20 ●	590,000	590,162
BMW Vehicle Lease Trust
Series 2016-2 A3 1.43% 9/20/19	1,810,000	1,804,006

NQ-022 [3/17] 5/17 (154154)     19

Schedule of investments
Delaware Limited-Term Diversified Income Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Non-Agency Asset-Backed Securities (continued)
Cabela’s Credit Card Master Note Trust
Series 2014-2 A 1.362% 7/15/22 ●	6,000,000	$6,013,807
Series 2015-1A A1 2.26% 3/15/23	500,000	500,742
Capital One Multi-Asset Execution Trust
Series 2007-A5 A5 0.952% 7/15/20 ●	200,000	199,962
Series 2014-A3 A3 1.292% 1/18/22 ●	2,000,000	2,008,565
Series 2016-A1 A1 1.362% 2/15/22 ●	7,660,000	7,704,435
Chase Issuance Trust
Series 2012-A10 A10 1.172% 12/16/19 ●	2,750,000	2,753,959
Series 2013-A3 A3 1.192% 4/15/20 ●	3,670,000	3,676,561
Series 2013-A6 A6 1.332% 7/15/20 ●	4,000,000	4,012,987
Series 2013-A9 A 1.332% 11/16/20 ●	8,900,000	8,943,169
Series 2014-A5 A5 1.282% 4/15/21 ●	3,281,000	3,295,420
Series 2014-A7 A7 1.38% 11/15/19	5,500,000	5,502,663
Series 2015-A6 A6 1.162% 5/15/19 ●	11,270,000	11,272,345
Series 2016-A1 A 1.322% 5/17/21 ●	3,026,000	3,042,692
Series 2016-A3 A3 1.462% 6/15/23 ●	4,500,000	4,546,283
Series 2017-A1 A 1.212% 1/18/22 ●	900,000	902,250
Series 2017-A2 A 1.291% 3/15/24 ●	1,300,000	1,303,148
Chesapeake Funding
Series 2014-1A A 144A 1.254% 3/7/26 #●	4,548,228	4,543,414
Citibank Credit Card Issuance Trust
Series 2013-A4 A4 1.404% 7/24/20 ●	800,000	803,499
Series 2013-A7 A7 1.288% 9/10/20 ●	8,100,000	8,133,103
Series 2016-A3 A3 1.324% 12/7/23 ●	1,175,000	1,183,304
Series 2017-A1 A1 1.193% 1/19/21 ●	2,650,000	2,653,333
CNH Equipment Trust
Series 2016-B A2B 1.312% 10/15/19 ●	104,999	105,222
Discover Card Execution Note Trust
Series 2012-A4 A4 1.282% 11/15/19 ●	500,000	500,181
Series 2013-A1 A1 1.212% 8/17/20 ●	3,300,000	3,305,777
Series 2013-A6 A6 1.362% 4/15/21 ●	2,405,000	2,416,877
Series 2014-A1 A1 1.342% 7/15/21 ●	8,365,000	8,409,498
Series 2015-A1 A1 1.262% 8/17/20 ●	7,350,000	7,366,212
Series 2016-A4 A4 1.39% 3/15/22	2,000,000	1,981,800
Series 2017-A1 A1 1.402% 7/15/24 ●	6,665,000	6,707,574
Ford Credit Auto Lease Trust
Series 2015-A A3 1.13% 6/15/18	354,513	354,477
Ford Credit Auto Owner Trust
Series 2016-B A2B 1.222% 3/15/19 ●	474,159	474,252
Series 2016-C A2B 1.052% 9/15/19 ●	2,500,000	2,501,194
Series 2017-1 A 144A 2.62% 8/15/28 #	5,500,000	5,528,441

20     NQ-022 [3/17] 5/17 (154154)

(Unaudited)

	Principal amount°	Value (U.S. $)
Non-Agency Asset-Backed Securities (continued)
Ford Credit Floorplan Master Owner Trust A
Series 2014-2 A 1.412% 2/15/21 ●	6,612,000	$6,644,912
Series 2014-4 A2 1.262% 8/15/19 ●	7,650,000	7,655,680
Golden Credit Card Trust
Series 2014-2A A 144A 1.362% 3/15/21 #●	535,000	536,323
Series 2015-1A A 144A 1.352% 2/15/20 #●	7,750,000	7,760,932
GreatAmerica Leasing Receivables Funding
Series 2017-1 A2 144A 1.72% 4/22/19 #	825,000	823,940
Hertz Fleet Lease Funding
Series 2014-1 A 144A 1.258% 4/10/28 #●	1,684,827	1,684,544
HOA Funding
Series 2014-1A A2 144A 4.846% 8/20/44 #	251,750	230,471
Hyundai Auto Lease Securitization Trust
Series 2016-C A3 144A 1.49% 2/18/20 #	6,650,000	6,632,070
Hyundai Auto Receivables Trust
Series 2015-C A2B 1.282% 11/15/18 ●	360,405	360,471
Series 2016-A A2B 1.282% 6/17/19 ●	2,076,152	2,078,333
Mercedes-Benz Auto Lease Trust
Series 2015-B A2B 1.432% 1/16/18 ●	756,066	756,216
Series 2016-A A2B 1.472% 7/16/18 ●	283,311	283,583
Mercedes-Benz Master Owner Trust
Series 2015-AA A 144A 1.232% 4/15/19 #●	4,000,000	4,000,324
Series 2015-BA A 144A 1.292% 4/15/20 #●	1,000,000	1,001,772
Navistar Financial Dealer Note Master Owner Trust II
Series 2016-1 A 144A 2.332% 9/27/21 #●	390,000	390,934
NextGear Floorplan Master Owner Trust
Series 2014-1A A 144A 1.92% 10/15/19 #	1,015,000	1,016,056
Nissan Auto Lease Trust
Series 2015-B A2B 1.442% 12/15/17 ●	136,676	136,724
Series 2016-A A2B 1.292% 8/15/18 ●	403,542	403,908
Series 2016-B A2B 1.192% 12/17/18 ●	1,768,861	1,770,393
Series 2016-B A3 1.50% 7/15/19	755,000	753,031
Nissan Auto Receivables Owner Trust
Series 2015-C A2B 1.262% 11/15/18 ●	190,568	190,704
Series 2016-B A2B 1.212% 4/15/19 ●	2,005,363	2,007,818
PFS Financing
Series 2015-AA A 144A 1.532% 4/15/20 #●	2,000,000	1,999,375
Synchrony Credit Card Master Note Trust
Series 2012-6 A 1.36% 8/17/20	870,000	870,617
Series 2015-2 A 1.60% 4/15/21	640,000	640,345
Towd Point Mortgage Trust
Series 2015-5 A1B 144A 2.75% 5/25/55 #●	576,928	577,231
Series 2015-6 A1B 144A 2.75% 4/25/55 #●	618,018	617,418

NQ-022 [3/17] 5/17 (154154)     21

Schedule of investments
Delaware Limited-Term Diversified Income Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Non-Agency Asset-Backed Securities (continued)
Toyota Auto Receivables Owner Trust
Series 2016-B A2B 1.162% 10/15/18 ●	368,707	$368,923
Volkswagen Credit Auto Master Trust
Series 2014-1A A2 144A 1.40% 7/22/19 #	2,210,000	2,209,293
Volvo Financial Equipment
Series 2017-1A A2 144A 1.55% 10/15/19 #	515,000	514,382
Wells Fargo Dealer Floorplan Master Note Trust
Series 2012-2 A 1.728% 4/22/19 ●	9,865,000	9,868,287
Series 2014-2 A 1.428% 10/20/19 ●	8,575,000	8,580,775
Series 2015-1 A 1.478% 1/20/20 ●	4,810,000	4,816,164
Wheels
Series 2014-1A A2 144A 0.84% 3/20/23 #	29,229	29,222
World Financial Network Credit Card Master Trust
Series 2015-A A 1.392% 2/15/22 ●	685,000	686,982
Total Non-Agency Asset-Backed Securities
(cost $252,138,742)		252,677,379

Non-Agency Collateralized Mortgage Obligations – 0.12%
American Home Mortgage Investment Trust
Series 2005-2 5A1 5.064% 9/25/35 ϕ	24,371	24,031
Bank of America Alternative Loan Trust
Series 2005-6 7A1 5.50% 7/25/20	25,142	24,054
GSMPS Mortgage Loan Trust
Series 1998-2 A 144A 7.75% 5/19/27 #●	52,203	53,635
JPMorgan Mortgage Trust
Series 2014-IVR6 2A4 144A 2.50% 7/25/44 #●	455,000	449,712
Sequoia Mortgage Trust
Series 2014-2 A4 144A 3.50% 7/25/44 #●	401,634	400,003
Wells Fargo Mortgage-Backed Securities Trust
Series 2006-AR5 2A1 3.294% 4/25/36 ●	117,256	109,993
Total Non-Agency Collateralized Mortgage Obligations (cost $1,029,985)		1,061,428

Non-Agency Commercial Mortgage-Backed Securities – 0.14%
Citigroup Commercial Mortgage Trust
Series 2007-C6 AM 5.779% 12/10/49 ●	535,000	541,452
DB-UBS Mortgage Trust
Series 2011-LC1A A3 144A 5.002% 11/10/46 #	575,000	618,959
Series 2011-LC1A C 144A 5.686% 11/10/46 #●	100,000	109,745
Total Non-Agency Commercial Mortgage-Backed Securities (cost $1,334,372)		1,270,156

22     NQ-022 [3/17] 5/17 (154154)

(Unaudited)

	Principal amount°	Value (U.S. $)
Regional Bond – 0.02%Δ
Argentina – 0.02%
Province of Santa Fe 144A 7.00% 3/23/23 #	150,000	$151,422
Total Regional Bond (cost $150,000)		151,422

Sovereign Bonds – 0.54%Δ
Argentina – 0.06%
Argentine Republic Government International Bond 144A
5.625% 1/26/22 #	500,000	512,625
		512,625
Brazil – 0.03%
Brazilian Government International Bond 4.875% 1/22/21	255,000	269,025
		269,025
Croatia – 0.06%
Croatia Government International Bond 144A
5.50% 4/4/23 #	500,000	539,665
		539,665
Dominican Republic – 0.04%
Dominican Republic International Bond 144A
7.50% 5/6/21 #	300,000	332,250
		332,250
Ecuador – 0.03%
Ecuador Government International Bond 144A
10.50% 3/24/20 #	250,000	266,250
		266,250
Egypt – 0.06%
Egypt Government International Bond 144A
6.125% 1/31/22 #	500,000	520,937
		520,937
Hungary – 0.06%
Hungary Government International Bond 6.375% 3/29/21	500,000	564,058
		564,058
Indonesia – 0.05%
Perusahaan Penerbit SBSN Indonesia 144A
3.40% 3/29/22 #	500,000	502,000
		502,000
Saudi Arabia – 0.03%
Saudi Government International Bond 144A
2.375% 10/26/21 #	325,000	319,519
		319,519
Serbia – 0.06%
Republic of Serbia 144A 4.875% 2/25/20 #	500,000	519,205
		519,205

NQ-022 [3/17] 5/17 (154154)     23

Schedule of investments
Delaware Limited-Term Diversified Income Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Sovereign BondsΔ (continued)
Sri Lanka – 0.06%
Sri Lanka Government International Bond
144A 5.125% 4/11/19 #	250,000	256,485
144A 5.75% 1/18/22 #	250,000	257,135
		513,620
Total Sovereign Bonds (cost $4,806,248)		4,859,154

U.S. Treasury Obligations – 2.57%
U.S. Treasury Notes
1.875% 1/31/22	4,570,000	4,560,184
2.25% 2/15/27	18,590,000	18,352,903
Total U.S. Treasury Obligations (cost $22,589,715)		22,913,087

	Number of
	Shares
Preferred Stock – 0.42%
Bank of America 8.125% ●	1,000,000	1,043,750
General Electric 5.00% ●	1,111,000	1,172,105
Morgan Stanley 5.55% ●	1,180,000	1,215,459
USB Realty 2.169% #●	400,000	341,000
Total Preferred Stock (cost $3,713,522)		3,772,314

	Principal amount°
Short-Term Investments – 0.84%
Discount Notes – 0.25%≠
Federal Home Loan Bank
0.53% 4/25/17	450,436	450,249
0.55% 5/26/17	1,644,395	1,642,652
0.69% 4/28/17	120,019	119,962
		2,212,863
U.S. Treasury Obligation – 0.59%≠
U.S. Treasury Bill 0.452% 4/13/17	5,269,485	5,268,442
		5,268,442
Total Short-Term Investments (cost $7,481,939)		7,481,305
Total Value of Securities – 106.25%
(cost $947,778,090)		949,366,107
Liabilities Net of Receivables and Other Assets – (6.25%)★		(55,875,611)
Net Assets Applicable to 105,397,507 Shares Outstanding – 100.00%		$893,490,496

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2017, the aggregate value of Rule 144A securities was $168,220,470, which represents 18.83% of the Fund’s net assets.

24     NQ-022 [3/17] 5/17 (154154)

(Unaudited)

⧫	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
❆	PIK. 100% of the income received was in the form of cash.
★	Of this amount, $7,989,096 represents cash collateral posted and $101,000 represents cash due to brokers for certain open derivatives.
≠	The rate shown is the effective yield at the time of purchase.
«	Loan agreements generally pay interest at rates which are periodically reset by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Loan agreements may be subject to restrictions on resale. Stated rate in effect at March 31, 2017.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
Δ	Securities have been classified by country of origin.
Σ	Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.
Ω	Principal only security. A principal only security is the principal only portion of a fixed income security which is separated and sold individually from the interest portion of the security.
●	Variable rate security. Each rate shown is as of March 31, 2017. Interest rates reset periodically.
ϕ	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at March 31, 2017.

The following futures and swap contracts were outstanding at March 31, 2017:

Futures Contracts		Notional			Unrealized
		Cost	Notional	Expiration	Appreciation
Contracts to Buy (Sell)		(Proceeds)	Value	Date	(Depreciation)
(61)	U.S. Treasury 5 yr Notes	$(7,139,210)	$(7,181,320)	7/3/17	$(42,110)
(12)	U.S. Treasury 10 yr Notes	(1,757,811)	(1,494,750)	6/22/17	263,061
(64)	U.S. Treasury Long Bonds	(9,607,819)	(9,654,000)	6/22/17	(46,181)
		$(18,504,840)			$174,770

Swap Contracts
CDS Contracts1

	Swap		Annual		Upfront	Unrealized
	Referenced		Protection	Termination	Payment	Appreciation
Counterparty	Obligation	Notional Value[2]	Payments	Date	(Received)	(Depreciation)[3]
Protection Purchased:
JPM -
ICE	CDX.NA.HY.27[4]	69,300,000	5.00%	12/20/21	$(4,103,142)	$(1,378,066)

NQ-022 [3/17] 5/17 (154154)     25

Schedule of investments
Delaware Limited-Term Diversified Income Fund (Unaudited)

The use of futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in these financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

2Notional value shown is stated in U.S. Dollars unless noted that the swap is denominated in another currency.

3Unrealized appreciation (depreciation) does not include periodic interest payments on swap contracts accrued daily in the amount of $(118,102).

4Markit’s CDX.NA.HY Index, is composed of 100 of the most liquid North American entities with high yield credit ratings that trade in the CDS market.

Summary of abbreviations:
ARM – Adjustable Rate Mortgage
BA – Bank of America
CDS – Credit Default Swap
CDX.NA.HY – Credit Default Swap Index North American High-Yield
CLO – Collateralized Loan Obligation
DB – Deutsche Bank
GNMA – Government National Mortgage Association
GSMPS – Goldman Sachs Reperforming Mortgage Securities
ICE – Intercontinental Exchange, Inc.
JPMC – JPMorgan Chase Bank
NCUA – National Credit Union Administration
PIK – Pay-in-kind
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
TBA – To be announced
yr – Year

26     NQ-022 [3/17] 5/17 (154154)

Notes
Delaware Limited-Term Diversified Income Fund	March 31, 2017 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Limited-Term Government Funds – Delaware Limited-Term Diversified Income Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities, except those traded on The Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Debt securities and credit default swap (CDS) contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed; attributes of the collateral; yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

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2. Investments

At March 31, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2017, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$947,778,090
Aggregate unrealized appreciation of investments	$7,387,614
Aggregate unrealized depreciation of investments	(5,799,597)
Net unrealized appreciation of investments	$1,588,017

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

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The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2017:

Securities	Level 1	Level 2	Level 3	Total
Assets:
Agency, Asset- & Mortgage- Backed Securities	$—	$426,969,199	$—	$426,969,199
Corporate Debt	—	415,335,731	—	415,335,731
Foreign Debt	—	5,010,576	—	5,010,576
Loan Agreements[1]	—	56,514,099	388,238	56,902,337
Municipal Bonds	—	10,981,558	—	10,981,558
Preferred Stock	—	3,772,314	—	3,772,314
Short-Term Investments	—	7,481,305	—	7,481,305
U.S. Treasury Obligations	—	22,913,087	—	22,913,087
Total Value of Securities	$—	$948,977,869	$388,238	$949,366,107

Derivatives:
Futures Contracts	$174,770	$—	$—	$174,770
Swap Contracts	—	(1,378,066)	—	(1,378,066)

1Security type is valued across multiple levels. Level 2 investments represent investments with observable inputs, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 2 investments and Level 3 investments represent the following percentages of the total market value of this security type:

	Level 2	Level 3	Total
Loan Agreements	99.32%	0.68%	100.00%

During the period ended March 31, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide a reconciliation of Level 3 investments as the Level 3 investments were not considered significant to the Fund’s net assets at the beginning, interim, or end of the period.

3. Recent Accounting Pronouncements

On Oct. 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the Schedule of Investments.

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4. Subsequent Events

Effective April 3, 2017, Delaware Investments® Family of Funds became Delaware FundsSM by Macquarie and Delaware Investments changed its name to Macquarie Investment Management (MIM). MIM is the marketing name for the companies comprising the asset management division of Macquarie Group Limited. Certain entities providing services to the Fund have also changed their names to reflect the use of the MIM name.

Management has determined that no other material events or transactions occurred subsequent to March 31, 2017 that would require recognition or disclosure in the Funds’ financial statements.

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Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: